Inventories - Schedule of Inventories (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Inventories [Abstract]
Raw material	$ 1,878,438	$ 3,283,377
Work-in-progress	3,038,963	2,380,635
Finished goods and finished goods on consignment	21,443,105	45,604,063
Inventories	$ 26,360,506	$ 51,268,075